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Metropolitan Life Insurance Company
One Madison Avenue
New York, NY  10010


                                  May 4, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

     Re:  Metropolitan Life Insurance Company and
          The New England Variable Account
          File No. 333-11131 - (Zenith Accumulator)
          Rule 497(j) Certification

Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and The New England Variable Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplements and Statement of Additional Information ("SAI") dated May 1, 2004 to the Prospectus dated April 30, 1999 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Supplements and SAI to the Prospectus contained in Post-Effective Amendment No. 11 for the Account filed electronically with the Commission on April 29, 2004.

     If you have any questions, please contact me at (617) 578-3514.

                                                     Sincerely,

                                                     /s/ Michele H. Abate

                                                     Michele H. Abate